Convertible Preferred Shares (Details) - USD ($)							1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 09, 2023	Feb. 03, 2023	Jan. 03, 2023	Aug. 12, 2022	Feb. 09, 2022	Oct. 12, 2021	Aug. 26, 2022	May 19, 2022	Mar. 24, 2022	Feb. 16, 2022	Mar. 26, 2021	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 11, 2023	Aug. 02, 2022	Jul. 26, 2022	Jul. 08, 2022	Feb. 17, 2022	Sep. 29, 2021	Nov. 20, 2020	Jul. 29, 2020
Convertible Preferred Shares (Details) [Line Items]
Common shares calculated based percentage														80.00%
Accumulated accrued and unpaid dividends percentage														115.00%
Share dividing price (in Dollars per share)											$ 1,000			$ 2
Conversion Price (in Dollars per share)														$ 700				$ 420
Ownership common shares outstanding														4.99%
Shareholder limitation, description														This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.
Convertible preferred shares percentage														115.00%
Consolidations monthly adjustments to conversion price, description														●On the first day of the 12th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by five percent (5.0%) per annum and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date. ●On the first day of the 24th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date. ●On the first day of the 36th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding the third adjustment date.
Conversion price, description														Notwithstanding the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $3.00.
Additional equity interest														10.00%
Sale of stock share	2,431	1,259						54,567	426,999		1,818,182
Sale of stock price (in Dollars per share)									$ 3		$ 1.65
Aggregate gross proceeds (in Dollars)								$ 163,700	$ 1,281,000		$ 3,000,000
Exercise price was adjusted (in Dollars per share)			$ 0.001		$ 420									$ 420
fair value, description														The $3,000,000 of proceeds were allocated on a relative fair value basis of $1,527,086 to the series A preferred shares and $1,472,914 to the warrants.
Accrued dividends (in Dollars)													$ 456,022	$ 615,593	$ 1,032,806
Conversion price (in Dollars per share)														$ 3					$ 600,000				$ 1,000
Consolidations adjustments to conversion price, description														The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 51.81%; (iii) weighted average risk-free interest rate of 0.31%; (iv) expected life of three years; (v) estimated fair value of the common shares of $776.00 per share; and (vi) various probability assumptions related to redemption, calls and price resets. The fair value of the warrants was $379,533, or $315.00 per warrant, resulting in the amount allocated to the warrants, based on their relative fair of $172,050, was recorded as additional paid-in capital.
Issuance costs description								The Company had total issuance costs relating to these offerings of approximately $15,000, resulting in net proceeds of $1,429,700.
Exercise price per share (in Dollars per share)														$ 1,200		$ 18.3
Convertible preferred shares															1,818,182
Series A Senior Convertible Preferred Shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Senior convertible preferred shares, shares designated											4,450,460	4,450,460	4,450,460	4,450,460	4,450,460		1,684,849				4,450,460	4,450,460
Dividends percentage														14.00%
Calculated based fixed price per share (in Dollars per share)														$ 1.57
Dividend payment date per share (in Dollars per share)														$ 1.57
Convertible preferred shares				90,909		2,632,278				133,333
Convertible dividends				209,091		6,395,645				381
Accrued dividends attributable amount (in Dollars)														$ 590,162	$ 984,176
Accrued dividends (in Dollars)												$ 137,246	$ 401,183
Senior convertible preferred shares, shares issued												226,667	226,667	1,593,940	1,818,182
Senior convertible preferred shares, shares outstanding												226,667	226,667	1,593,940	1,818,182
Series A Senior Convertible Preferred Shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Dividends rate (in Dollars per share)														$ 2
Series B Senior Convertible Preferred Shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Senior convertible preferred shares, shares designated												583,334	583,334	583,334	583,334		481,566			583,334
Dividends percentage														14.00%
Dividends rate (in Dollars per share)														$ 3
Common shares calculated based percentage														80.00%
Calculated based fixed price per share (in Dollars per share)														$ 2.7
Dividend payment date per share (in Dollars per share)														$ 2.7
Accumulated accrued and unpaid dividends percentage														115.00%
Share dividing price (in Dollars per share)														$ 3
Ownership common shares outstanding														4.99%
Shareholder limitation, description														This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.
Convertible preferred shares percentage														115.00%
Conversion price, description														Notwithstanding the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $3.00 per share (subject to adjustment for splits or dividends of the common shares).
Exercise price was adjusted (in Dollars per share)														$ 420
fair value, description														The $1,429,700 of net proceeds were allocated on a relative fair value basis of $1,257,650 to the series B preferred shares and $172,050 to the warrants.
Convertible preferred shares							16,667
Convertible dividends							57,501
Accrued dividends attributable amount (in Dollars)														$ 162,268
Accrued dividends (in Dollars)												$ 54,839	$ 54,839
Senior convertible preferred shares, shares issued												91,567	91,567	464,899	0
Senior convertible preferred shares, shares outstanding												91,567	91,567	464,899	0
Conversion price (in Dollars per share)														$ 1,200
Consolidations adjustments to conversion price, description														●On the first day of the 12th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by five percent (5.0%) per annum and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date. ●On the first day of the 24th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date. ●On the first day of the 36th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.
Exercise price per share (in Dollars per share)														$ 1,200
Accrued dividends (in Dollars)														$ 129,103